Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 271,096	¥ 182,946
Adjustment to Net Income	(48)	(12)
Net income used to calculate basic earnings per share	271,048	182,934
Adjustment to Net Income	48	12
Net income used to calculate diluted earnings per share	¥ 271,096	¥ 182,946
Weighted-average shares	1,127,416	1,147,474
Effect of dilutive securities
Stock compensation	2,587	2,074
Weighted-average shares for diluted EPS computation	1,130,003	1,149,548
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 240.42	¥ 159.42
Diluted	¥ 239.91	¥ 159.15